Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	Millions of yen
Income from continuing operations	¥475,592	¥587,793	¥481,229
Equity in earnings (losses) of affiliated companies	(1,027)	(4,540)	(8,407)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(1,306)	(580)	77,297
Unrealized gain (loss) on derivative instruments	(1,302)	459	(103)
Foreign currency translation adjustments	(12,818)	(15,622)	21,461
Pension liability adjustments	(49,557)	(5,920)	12,924

Total income taxes	¥409,582	¥561,590	¥584,401

Schedule of Difference between Effective Income Tax Rate and Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2011	2012	2013
Statutory tax rate	40.65%	40.65%	37.98%
Expenses not deductible for tax purposes	0.07	0.39	1.03
Tax credit	(1.61)	(1.47)	(1.61)
Net change in valuation allowance	0.59	(0.27)	0.95
Effect of changes in the enacted tax rates	—	6.99	0.75
Other	0.75	1.14	0.97

Effective tax rate	40.45%	47.43%	40.07%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥558,175	¥543,115
Accrued enterprise tax	17,215	21,045
Property, plant and equipment and intangible assets principally due to differences in depreciation	386,961	382,626
Compensated absences	96,101	94,207
Accrued bonus	42,895	41,941
Unamortized purchases of leased assets	9,152	7,956
Operating loss carryforwards	149,813	170,523
Accrued liabilities for loyalty programs	97,536	80,389
Deferred revenues regarding Nikagetsu Kurikoshi	20,794	16,769
Foreign currency translation adjustments	36,812	20,085
Other	151,627	163,289

Total gross deferred tax assets	1,567,081	1,541,945
Less—Valuation allowance	(242,158)	(253,693)

Total deferred tax assets	1,324,923	1,288,252

Deferred tax liabilities:
Unrealized gains on securities	(5,843)	(85,761)
Investment in subsidiary, principally arising upon issuance of stock	(303,363)	(301,832)
Other	(172,997)	(185,700)

Total gross deferred tax liabilities	(482,203)	(573,293)

Net deferred tax assets	¥842,720	¥714,959

Schedule of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012	2013
	Millions of yen
Deferred income taxes (current assets)	¥223,021	¥224,194
Deferred income taxes (investments and other assets)	789,293	694,361
Other current liabilities	(3)	(4,772)
Deferred income taxes (long-term liabilities)	(169,591)	(198,824)

Total	¥842,720	¥714,959

Schedule of Deductions Used in Determining Taxable Income in Future Periods

At March 31, 2013, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥660,750 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥199,867
6 to 20 years	379,745
Indefinite periods	81,138

Total	¥660,750

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535

2013
Millions of yen
Balance at March 31, 2012	¥4,535
Increase in tax position of current year	450
Decrease in tax position of prior year	(1,080)
Settlements	—
Foreign currency translation adjustments	451

Balance at March 31, 2013	¥4,356